Computations Of Basic And Diluted Loss Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Numerator:
Net income	$ 729	$ 440	$ 819	$ 3,651	$ 16,078	$ 7,023	$ 11,658
Dividend paid to preferred shareholders			(62,504)
Dividend paid to unvested restricted shareholders			(2,899)
Series A 8% Convertible Preferred Stock cumulative dividends		(3,964)		(11,703)	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock						(3,329)	(4,250)
Net income attributable to participating securities	(19)
Net income (loss) available to shareholders					165	(813)	7,408
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Less: Net income attributable to participating securities					(109)		(3,365)
Net income (loss) available to common shareholders					$ 56	$ (813)	$ 4,043
Denominator:
Weighted average common share outstanding-basic	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Option and other dilutive securities					509
Dilutive impact of options	393,593
Weighted average common share outstanding-diluted	52,959,169	15,884,527	29,282,385	15,845,372	15,904,108	9,672,195	7,452,811
Per common share:
Basic income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Diluted income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54